                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------

Check here if Amendment  [ ];  Amendment Number: _____
         This Amendment  (Check only one.):       [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Menno Insurance Service d/b/a MMA Capital Management
                  ----------------------------------------------------
Address:          1110 North Main Street
                  ----------------------------------------------------
                  Goshen
                  ----------------------------------------------------
                  Indiana  46528
                  ----------------------------------------------------

13F File Number:  28-6988
                  --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven L. Garboden
                  ----------------------------------------------------
Title:            Interim President
                  ----------------------------------------------------
Phone:            574/533-9511
                  ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/  Steven L. Garboden         Goshen, IN          April 20, 2006
         -----------------------        -------------        --------------
                [Signature]             [City, State]             Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             -0-
                                             ---------------

Form 13F Information Table Entry Total:      $ 44,989,807.00
                                             ---------------

Form 13F Information Table Value Total:      $ 56,739,598.00
                                             ---------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.          13F File Number                Name

                               28 -
                  --------     ---------------                ------------------

                  [Repeat as necessary.]

MENNO INSURANCE SERVICE

Issuer                          Title of Class    Cusip       Fair Market Value     Shares Investment Discretion  Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                        Common            00206R102       1,605,094         59,360 Sole                   Sole   59360
Air Products & Chemicals Inc    Common            009158106         208,289          3,100 Sole                   Sole   3100
Alcan, Inc                      Common            013716105         220,419          4,820 Sole                   Sole   4820
Allstate Corp                   Common            020002101         501,298          9,620 Sole                   Sole   9620
Alltel Corp                     Common            020039103         372,960          5,760 Sole                   Sole   5760
American International Group    Common            026874107       1,225,309         18,540 Sole                   Sole   18540
Anadarko Petroleum Corp         Common            032511107         348,484          3,450 Sole                   Sole   3450
Apache Corp                     Common            037411105         327,550          5,000 Sole                   Sole   5000
BB&T Corp                       Common            054937107         322,616          8,230 Sole                   Sole   8230
BP PLC                          Common            055622104       3,609,009         52,350 Sole                   Sole   52350
Bank of America Corp            Common            060505104       3,258,387         71,550 Sole                   Sole   71550
Bank of New York Co Inc         Common            064057102         396,800         11,010 Sole                   Sole   11010
Bear Stearns Co                 Common            073902108         249,660          1,800 Sole                   Sole   1800
Bellsouth Corp                  Common            079860102         953,568         27,520 Sole                   Sole   27520
Burlington Resources Inc        Common            122014103         515,615          5,610 Sole                   Sole   5610
Chubb Corp                      Common            171232101         273,913          2,870 Sole                   Sole   2870
Citigroup Inc                   Common            172967101       3,631,042         76,880 Sole                   Sole   76880
Clear Channel Communications    Common            184502102         219,316          7,560 Sole                   Sole   7560
Comcast Corp                    Common            20030N101         358,915         13,720 Sole                   Sole   13720
ConocoPhillips                  Common            20825C104       1,331,834         21,090 Sole                   Sole   21090
Deere & Co                      Common            244199105         266,398          3,370 Sole                   Sole   3370
Devon Energy Corp               Common            25179M103         409,227          6,690 Sole                   Sole   6690
Federal Home Loan Mortgage      Common            313400301         640,500         10,500 Sole                   Sole   10500
Federal National Mortgage Assn  Common            313586109         748,898         14,570 Sole                   Sole   14570
Federated Department Stores     Common            31410H101         286,014          3,918 Sole                   Sole   3918
Fifth Third Bancorp             Common            316773100         319,997          8,130 Sole                   Sole   8130
Ford Motor Co                   Common            345370860         213,010         26,760 Sole                   Sole   26760
Gannett Co                      Common            364730101         200,732          3,350 Sole                   Sole   3350


Wednesday, April 19, 2006                                          Page 1 of 3

Issuer                          Title of Class    Cusip       Fair Market Value     Shares Investment Discretion  Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         Common            38141G104         555,638          3,540 Sole                   Sole   3540
Hartford Financial Svcs Group   Common            416515104         213,457          2,650 Sole                   Sole   2650
Hewlett Packard Co              Common            428236103         945,546         28,740 Sole                   Sole   28740
International Paper Co          Common            460146103         262,386          7,590 Sole                   Sole   7590
JPMorgan Chase & Co             Common            46625H100       2,236,068         53,700 Sole                   Sole   53700
Keycorp Inc                     Common            493267108         209,760          5,700 Sole                   Sole   5700
Kraft Foods Inc                 Common            50075N104         212,473          7,010 Sole                   Sole   7010
Kroger Co                       Common            501044101         206,450         10,140 Sole                   Sole   10140
Lehman Brothers Holdings        Common            524908100         283,279          1,960 Sole                   Sole   1960
Marsh & Mclennan Companies      Common            571748102         231,650          7,890 Sole                   Sole   7890
McDonalds Corp                  Common            580135101         657,307         19,130 Sole                   Sole   19130
Merrill Lynch Co                Common            590188108         990,801         12,580 Sole                   Sole   12580
MetLife Inc                     Common            59156R108         551,418         11,400 Sole                   Sole   11400
Morgan Stanley Dean Witter      Common            617446448       1,018,940         16,220 Sole                   Sole   16220
National City Corp              Common            635405103         294,207          8,430 Sole                   Sole   8430
Nortel Networks Corp            Common            656568102         192,120         62,990 Sole                   Sole   62990
Nucor Corp                      Common            670346105         247,304          2,360 Sole                   Sole   2360
PNC Financial Services Group    Common            693475105         288,087          4,280 Sole                   Sole   4280
Pfizer Inc                      Common            717081103       2,824,682        113,350 Sole                   Sole   113350
Regions Financial Corp          Common            7591EP100         225,088          6,400 Sole                   Sole   6400
St Paul Travelers Cos Inc       Common            792860108         429,183         10,270 Sole                   Sole   10270
Sprint Nextel Corp              Common            852061100         777,267         30,080 Sole                   Sole   30080
Sun Microsystems Inc            Common            866810104         273,532         53,320 Sole                   Sole   53320
Suntrust Banks                  Common            867914103         395,814          5,440 Sole                   Sole   5440
Time Warner Inc                 Common            887317105         917,574         54,650 Sole                   Sole   54650
Tyco International Ltd          Common            902124106         481,690         17,920 Sole                   Sole   17920
U.S. Bancorp                    Common            902973304         833,565         27,330 Sole                   Sole   27330
Valero Energy Corp              Common            91913Y100         546,987          9,150 Sole                   Sole   9150
Verizon Communications Inc      Common            92343V104       1,535,765         45,090 Sole                   Sole   45090
Wachovia Corp                   Common            929903102       1,177,050         21,000 Sole                   Sole   21000


Wednesday, April 19, 2006                                          Page 2 of 3

Issuer                          Title of Class    Cusip       Fair Market Value     Shares Investment Discretion  Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc           Common            939322103         639,300          15,000 Sole                   Sole   15000
Wells Fargo & Company           Common            949746101         586,327           9,180 Sole                   Sole   9180
Weyerhaeuser Co                 Common            962166104         271,612           3,750 Sole                   Sole   3750
Xerox Corp                      Common            984121103         204,136          13,430 Sole                   Sole   13430
Ace Ltd                         Common            G0070K103         258,490           4,970 Sole                   Sole   4970
Aggregate Total                                                  56,739,598       1,537,097


Wednesday, April 19, 2006                                          Page 3 of 3
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FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
           44,989,807.00










Wednesday, April 19, 2006                                          Page 1 of 1